Financing receivables - Summary of Loans Receivable Reported Within Loans Receivable or Investments in and Advances to Affiliated Companies (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Schedule Of Financing Receivables [Line Items]
Carried at fair value	¥ 524,049		¥ 458,352
Total	1,575,494		1,293,372
Related Party [Domain]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	1,063,821		845,669
Carried at fair value	524,049	[1]	458,352	[1]
Total	1,587,870		1,304,021
Affiliated companies
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	12,376		10,649
Carried at fair value
Total	12,376		10,649
Loans at banks [Member] | Related Party [Domain]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	263,608		235,407
Carried at fair value	153	[1]	50,109	[1]
Total	263,761		285,516
Short-term secured margin loans [Member] | Related Party [Domain]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	288,574		165,246
Carried at fair value
Total	288,574		165,246
Inter-bank money market loans [Member] | Related Party [Domain]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	76,968		95,461
Carried at fair value
Total	76,968		95,461
Corporate loans [Member] | Related Party [Domain]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	422,295		338,906
Carried at fair value	523,896	[1]	408,243	[1]
Total	946,191		747,149
Total loans receivable [Member] | Related Party [Domain]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	1,051,445		835,020
Carried at fair value	524,049	[1]	458,352	[1]
Total	¥ 1,575,494		¥ 1,293,372

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.